Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,309	¥13,455	¥3,083	¥1,702	¥20,549
Payables under securities lending transactions	1,811	1,970	1,768	—	5,549
Obligations to return securities received as collateral	3,329	102	85	—	3,516

Total	¥7,449	¥15,527	¥4,936	¥1,702	¥29,614

	March 31, 2018
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,290	¥14,328	¥2,004	¥2,547	¥21,169
Payables under securities lending transactions	4,647	2,343	1,216	—	8,206
Obligations to return securities received as collateral	2,855	202	120	—	3,177

Total	¥9,792	¥16,873	¥3,340	¥2,547	¥32,552

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,975	¥5,030	¥2,020	¥10,025
Foreign governments and official institutions bonds	13,195	—	1,101	14,296
Corporate bonds	636	1	117	754
Residential mortgage-backed securities	3,401	—	—	3,401
Other debt securities	205	—	3	208
Marketable equity securities	104	518	275	897
Others	33	—	—	33

Total	¥20,549	¥5,549	¥3,516	¥29,614

	March 31, 2018
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,462	¥7,085	¥1,242	¥10,789
Foreign governments and official institutions bonds	14,316	36	1,344	15,696
Corporate bonds	570	—	84	654
Residential mortgage-backed securities	3,567	—	—	3,567
Other debt securities	121	—	—	121
Marketable equity securities	123	1,085	507	1,715
Others	10	—	—	10

Total	¥21,169	¥8,206	¥3,177	¥32,552